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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended  12/31/02
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Check here if Amendment [ ]; Amendment Number:
                                               ----

  This Amendment (Check only one.):      [ ] is a restatement.
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Willis Investment Management Company
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Address:   501 Faulconer Drive, Suite 2B
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           Charlottesville, VA  22903
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Form 13F File Number:  28-06713
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The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James H. Willis
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Title:     President
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Phone:     (434) 977-3348
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Signature, Place, and Date of Signing:

    JAMES H. WILLIS                Charlottesville, VA            3/13/03
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[Signature]                        [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number              Name

    28-
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    [Repeat as necessary.]



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                            DEC. 02          FORM 13 F INFORMATION TABLE

          Column 1              Column 2       Column 3        Column 4     Column 5      Column 6      Column 7     Column 8
-------------------------    --------------   ---------     -------------  ----------   -------------  -----------   ---------
      Name of Security       Title of Class     Cusip       Value (000's)    Shares     Discretionary

3M Co.                       Common           604059105             283       2,300           2,300                     Sole
Abbott Labs                  Common           002824100             743      18,572          18,572                     Sole
Abertson's                   Common           013104104             266      11,950          11,950                     Sole
American Intl. Group         Common           026874107           4,238      73,264          73,264                     Sole
Amgen                        Common           031162100           1,085      22,450          22,450                     Sole
Anadarko Petroleum           Common           032511107           1,568      32,744          32,744                     Sole
Anheuser Busch               Common           035229103           1,367      28,234          28,234                     Sole
Automatic Data Proc.         Common           053105103           5,818     148,224         148,224                     Sole
BB&T                         Common           054937107             477      12,900          12,900                     Sole
BP PLC                       Common           055622104             257       6,316           6,316                     Sole
Bank America                 Common           060505104             546       7,852           7,852                     Sole
Biogen                       Common           090597105             495      12,350          12,350                     Sole
Bristol-Myers Squibb         Common           110122108             259      11,200          11,200                     Sole
Cardinal Health              Common           14149Y108           1,157      19,540          19,540                     Sole
ChevronTexaco                Common           16945Q106             445       6,688           6,688                     Sole
Cintas                       Common           172908105           3,539      77,353          77,353                     Sole
Cisco Systems                Common           17275R102             222      16,948          16,948                     Sole
Clorox                       Common           189054109             347       8,400           8,400                     Sole
Coca-Cola                    Common           191216100           2,984      68,065          68,065                     Sole
Disney, Walt                 Common           254687106             539      33,025          33,025                     Sole
Dover                        Common           260003108           2,993     102,644         102,644                     Sole
Dow Chemical                 Common           260543103             267       9,000           9,000                     Sole
EMC                          Common           268648102              85      13,900          13,900                     Sole
Exxon Mobil                  Common           30231G102             783      22,424          22,424                     Sole
Fiserv                       Common           337738108           1,488      45,837          45,837                     Sole
Gannett                      Common           364730101           1,796      25,013          25,013                     Sole
General Electric             Common           269604103           2,131      87,548          87,548                     Sole
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                             DEC. 02          FORM 13 F INFORMATION TABLE         CONT....

          Column 1              Column 2       Column 3        Column 4     Column 5      Column 6      Column 7     Column 8
-------------------------    --------------   ---------     -------------  ----------   -------------  -----------   ---------
      Name of Security       Title of Class     Cusip       Value (000's)    Shares     Discretionary


Gillette                     Common           375766102              256      8,450           8,450                     Sole
Grainger, WW                 Common           384802104              278      5,384           5,384                     Sole
Hewlett-Packard              Common           428236103              720     41,465          41,465                     Sole
Illinois Tool Works          Common           452308109            1,649     25,425          25,425                     Sole
Intel                        Common           458140100            1,254     80,530          80,530                     Sole
Johnson & Johnson            Common           478160104            5,950    110,775         110,775                     Sole
Lowes                        Common           548661107              381     10,150          10,150                     Sole
Marriott International       Com-Cl A         571903202              771     23,450          23,450                     Sole
Merck                        Common           589331107            3,434     60,668          60,668                     Sole
Microsoft                    Common           594918104            1,107     21,418          21,418                     Sole
Noble Energy                 Common           655044105            1,097     29,205          29,205                     Sole
PNC Bank                     Common           693475105              335      8,000           8,000                     Sole
Pepsico                      Common           713448108              730     17,300          17,300                     Sole
Procter & Gamble             Common           742718109           12,226    142,266         142,266                     Sole
Schlumberger                 Common           806857108              907     21,550          21,550                     Sole
Sysco                        Common           871829107            7,155    240,194         240,194                     Sole
Union Pacific                Common           907818108              250      4,180           4,180                     Sole
United Parcel Service        Common           911312106            1,461     23,175          23,175                     Sole
Wal-Mart Stores              Common           931142103              227      4,500           4,500                     Sole
Walgreen                     Common           931422109            1,162     39,800          39,800                     Sole
Wrigley, Wm. Jr.             Common           982526105            2,701     49,210          49,210                     Sole
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